Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Schedule Of Common Stock

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2009	2,109,316,331	(102,053,271)	2,007,263,060

Repurchase of shares		(129,732,863)	(129,732,863)
Exercise of stock options and issuance of other stock awards		9,634,306	9,634,306

Balances, December 31, 2009	2,109,316,331	(222,151,828)	1,887,164,503

Repurchase of shares		(97,053,310)	(97,053,310)
Exercise of stock options and issuance of other stock awards		11,672,297	11,672,297

Balances, December 31, 2010	2,109,316,331	(307,532,841)	1,801,783,490

Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433

Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666